File # 1-32136
CERT NYS

13002286

NYSE EURONEXT

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

Received SEC
MAY 10 2013
Washington, DC 20549

May 10, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ARBOR REALTY TRUST, INC. 7.75% Series B Cumulative Redeemable Preferred Stock, Liquidation Preference $25.00 per Share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 8, 2013. Tentative listing date – May 14, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
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